Debt - Schedule of Long Term Debt by Maturity (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2016 and 2017	$ 1
2018	550
2019	150
Thereafter	8,130
Total Debt, excluding discounts	$ 8,831